                                   SUPPLEMENT
                             DATED JANUARY 20, 2009
                           TO THE CURRENTLY EFFECTIVE
       CLASS A, CLASS B, CLASS C, CLASS Y AND CLASS L SHARES PROSPECTUSES
                            EACH DATED MARCH 1, 2008
               FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUSES")

The Prospectuses referenced above are revised as follows:

THE HARTFORD TAX-FREE NEW YORK FUND AND THE HARTFORD TAX-FREE MINNESOTA FUND

Under the headings "The Hartford Tax-Free New York Fund" and "The Hartford Tax-Free Minnesota Fund" in the Prospectuses, the first full paragraphs related to the "Proposed Reorganizations" are deleted in their entirety and replaced to read as follows:

At a Special Meeting of Shareholders held on January 13, 2009, the shareholders of each of The Hartford Tax-Free New York Fund and The Hartford Tax-Free Minnesota Fund (each, an "Acquired Fund") approved an Agreement and Plan of Reorganization (the "Reorganization Agreements") in connection with the reorganization of each Acquired Fund with and into The Hartford Tax-Free National Fund (the "Acquiring Fund"). The Reorganization Agreements contemplate:
(1) the transfer of all of the assets of each Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate value equal to the net assets of the applicable Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of each Acquired Fund in complete liquidation of each Acquired Fund. Shareholders of each Acquired Fund will receive shares of the Acquiring Fund having value equivalent to shares of the Acquired Fund held by that shareholder as of the closing date of the Reorganizations.

The Reorganizations contemplated by the Reorganization Agreements will be effected on or about February 20, 2009. Following the Reorganizations, each Acquired Fund will no longer exist. Accordingly, effective February 23, 2009, all references and disclosures concerning The Hartford Tax-Free New York Fund and The Hartford Tax-Free Minnesota Fund are deleted.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                                                    January 2009

                                   SUPPLEMENT
                             DATED JANUARY 20, 2009
                           TO THE CURRENTLY EFFECTIVE
                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2008
                    FOR THE HARTFORD MUTUAL FUNDS (THE "SAI")

The SAI is revised as follows effective February 23, 2009:

THE HARTFORD TAX-FREE NEW YORK FUND AND THE HARTFORD TAX-FREE MINNESOTA FUND

At a Special Meeting of Shareholders held on January 13, 2009, the shareholders of each of The Hartford Tax-Free New York Fund and The Hartford Tax-Free Minnesota Fund (each, an "Acquired Fund") approved an Agreement and Plan of Reorganization (the "Reorganization Agreements") in connection with the reorganization of each Acquired Fund with and into The Hartford Tax-Free National Fund (the "Acquiring Fund"). The Reorganization Agreements contemplate:
(1) the transfer of all of the assets of each Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate value equal to the net assets of the applicable Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of each Acquired Fund in complete liquidation of each Acquired Fund. Shareholders of each Acquired Fund will receive shares of the Acquiring Fund having value equivalent to shares of the Acquired Fund held by that shareholder as of the closing date of the Reorganizations.

The Reorganizations contemplated by the Reorganization Agreements will be effected on or about February 20, 2009. Following the Reorganizations, each Acquired Fund will no longer exist. Accordingly, effective February 23, 2009, all references and disclosures concerning The Hartford Tax-Free New York Fund and The Hartford Tax-Free Minnesota Fund are deleted.

     THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.

                                                                    January 2009

                                   SUPPLEMENT
                             DATED JANUARY 20, 2009
                           TO THE CURRENTLY EFFECTIVE
   CLASS A, CLASS B, CLASS C, CLASS I, CLASS Y AND CLASS L SHARES PROSPECTUSES
                            EACH DATED MARCH 1, 2008
               FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUSES")

The Prospectuses referenced above are revised as follows:

THE HARTFORD TAX-FREE NATIONAL FUND

Under the heading "The Hartford Tax-Free National Fund" in the Prospectuses, the first full paragraphs related to the "Proposed Reorganizations" are deleted in their entirety and replaced to read as follows:

At a Special Meeting of Shareholders held on January 13, 2009, the shareholders of each of The Hartford Tax-Free New York Fund and The Hartford Tax-Free Minnesota Fund (each, an "Acquired Fund") approved an Agreement and Plan of Reorganization (the "Reorganization Agreements") in connection with the reorganization of each Acquired Fund with and into The Hartford Tax-Free National Fund (the "Acquiring Fund"). The Reorganization Agreements contemplate:
(1) the transfer of all of the assets of each Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate value equal to the net assets of the applicable Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of each Acquired Fund in complete liquidation of each Acquired Fund. Shareholders of each Acquired Fund will receive shares of the Acquiring Fund having value equivalent to shares of the Acquired Fund held by that shareholder as of the closing date of the Reorganizations.

The Reorganizations contemplated by the Reorganization Agreements will be effected on or about February 20, 2009. Following the Reorganizations, each Acquired Fund will no longer exist.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                                                    January 2009